UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5851

Colonial Intermarket Income Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/04

Date of reporting period:	6/1/04 - 8/31/04

Item 1. Schedule of Investments.

Investment Portfolio
August 31, 2004 (unaudited)	Colonial Intermarket Income Trust I

					Par	Value ($)
Corporate Fixed-Income Bonds & Notes - 40.1%
AGRICULTURE - 0.2%
Agriculture Production - 0.2%
Seminis, Inc.,
	10.250%	10/01/13			202,000	222,200
					Agriculture Production Total	222,200
					AGRICULTURE TOTAL	222,200

CONSTRUCTION - 1.5%
Building Construction - 1.5%
Associated Materials, Inc.,
	(a)	03/01/14
		(11.250% 03/01/09	)(b)		85,000	59,925
Atrium Companies, Inc.,
	10.500%	05/01/09			285,000	299,963
D.R. Horton, Inc.,
	9.750%	09/15/10			400,000	469,000
K. Hovnanian Enterprises, Inc.:
	8.875%	04/01/12			25,000	27,625
	10.500%	10/01/07			125,000	145,000
Norcraft Companies,
	9.000%	11/01/11	(b)		65,000	69,550
Nortek Holdings, Inc.,
	8.500%	09/01/14	(b)		55,000	57,200
Standard Pacific Corp.,
	9.250%	04/15/12			185,000	210,438
WII Components, Inc.,
	10.000%	02/15/12	(b)		140,000	138,600
William Lyon Homes, Inc.,
	10.750%	04/01/13			90,000	103,050
					Building Construction Total	1,580,351
					CONSTRUCTION TOTAL	1,580,351

FINANCE, INSURANCE & REAL ESTATE - 1.8%
Depository Institutions - 0.6%
Euro Investment Bank,
	7.625%	12/07/07		GBP	295,000	570,580
Western Financial Bank,
	9.625%	05/15/12		USD	90,000	99,000
					Depository Institutions Total	669,580

Financial Services - 1.2%
Aries Vermogensverwalting,
	7.750%	10/25/09		EUR	250,000	324,855
Dollar Financial Group, Inc.,
	9.750%	11/15/11		USD	190,000	201,400
E*Trade Financial Corp.,
	8.000%	06/15/11	(b)		110,000	111,650
FINOVA Group, Inc.,
	7.500%	11/15/09	(l)		206,550	102,242
Global Cash Access LLC,
	8.750%	03/15/12	(b)		140,000	147,350
LaBranche & Co., Inc.,
	11.000%	05/15/12	(b)		210,000	212,100
Thornburg Mortgage, Inc.,
	8.000%	05/15/13			110,000	112,200
					Financial Services Total	1,211,797
					FINANCE, INSURANCE & REAL ESTATE TOTAL	1,881,377

INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
SPX Corp.,
	7.500%	01/01/13		55,000	57,475
				Industrial Conglomerates Total	57,475
				INDUSTRIALS TOTAL	57,475

MANUFACTURING - 12.3%
Apparel - 0.4%
Broder Brothers Co.,
	11.250%	10/15/10		95,000	94,287
Levi Strauss & Co.,
	12.250%	12/15/12		120,000	124,500
Phillips-Van Heusen Corp.:
	7.250%	02/15/11		65,000	66,787
	8.125%	05/01/13		60,000	63,600
Warnaco, Inc.,
	8.875%	06/15/13		45,000	49,725
				Apparel Total	398,899

Auto Parts & Equipment - 0.8%
Accuride Corp.,
	9.250%	02/01/08		65,000	66,625
Dana Corp.,
	9.000%	08/15/11		95,000	113,525
Delco Remy International, Inc.,
	11.000%	05/01/09		130,000	138,775
Dura Operating Corp.:
	8.625%	04/15/12		155,000	158,875
	9.000%	05/01/09		130,000	127,400
Goodyear Tire & Rubber Co.,
	7.857%	08/15/11		135,000	126,562
Navistar International Corp.,
	7.500%	06/15/11		115,000	120,463
TRW Automotive, Inc.,
	9.375%	02/15/13		31,000	35,805
				Auto Parts & Equipment Total	888,030

Chemicals & Allied Products - 2.3%
Avecia Group PLC,
	11.000%	07/01/09		75,000	59,438
BCP Caylux Holdings Luxembourg S.C.A.,
	9.625%	06/15/14	(b)	95,000	102,125
Crompton Corp.,
	7.670%	08/01/10	(b)	115,000	117,012
Equistar Chemicals LP,
	10.625%	05/01/11		220,000	246,400
HMP Equity Holdings Corp.,
	(c)	05/15/08		190,000	113,050
Huntsman ICI Holdings LLC,
	(c)	12/31/09		850,000	433,500
IMC Global, Inc.,
	10.875%	08/01/13		140,000	176,400
INVISTA,
	9.250%	05/01/12	(b)	90,000	95,850
Koppers Industries, Inc.,
	9.875%	10/15/13		160,000	176,800
Lyondell Chemical Co.,
	9.625%	05/01/07		230,000	246,100

NOVA Chemicals Corp.,
	6.500%	01/15/12		70,000	70,897
Terra Capital, Inc.,
	12.875%	10/15/08		215,000	264,450
UAP Holding Corp.:
	(a)	07/15/12
		(10.750% 01/15/08	)(b)	125,000	96,875
	8.250%	12/15/11	(b)	110,000	118,250
Westlake Chemical Corp.,
	8.750%	07/15/11		85,000	94,563
				Chemicals & Allied Products Total	2,411,710

Electronic & Electrical Equipment - 0.2%
Amkor Technology, Inc.,
	9.250%	02/15/08		140,000	135,800
Lucent Technologies, Inc.,
	6.450%	03/15/29		125,000	97,500
				Electronic & Electrical Equipment Total	233,300

Fabricated Metal - 0.2%
Earle M. Jorgensen Co.,
	9.750%	06/01/12		175,000	194,250
				Fabricated Metal Total	194,250

Food & Kindred Products - 1.2%
Constellation Brands, Inc.,
	8.125%	01/15/12		125,000	136,562
Del Monte Corp.,
	9.250%	05/15/11		280,000	308,000
Dole Food Co., Inc.,
	8.625%	05/01/09		185,000	196,100
Merisant Co.,
	9.500%	07/15/13	(b)	90,000	88,200
Pinnacle Foods,
	8.250%	12/01/13	(b)	170,000	163,200
Premier International Foods PLC,
	12.000%	09/01/09		200,000	212,000
Tabletop Holdings, Inc.,
	(a)	05/15/14
		(12.25% 11/15/08	)(b)	230,000	126,500
				Food & Kindred Products Total	1,230,562

Furniture & Fixtures - 0.2%
Congoleum Corp.,
	8.625%	08/01/08	(d)	95,000	75,050
Tempur-Pedic, Inc.,
	10.250%	08/15/10		120,000	135,000
				Furniture & Fixtures Total	210,050

Household Products - 0.4%
Elizabeth Arden, Inc.,
	7.750%	01/15/14		110,000	114,125
Playtex Products, Inc.,
	9.375%	06/01/11		250,000	253,750
				Household Products Total	367,875

Lumber & Wood - 0.2%
Georgia-Pacific Corp.,
	8.000%	01/15/24		60,000	64,950
Millar Western Forest Products,
	7.750%	11/15/13		95,000	98,088
				Lumber & Wood Total	163,038

Miscellaneous Manufacturing - 1.7%
Amscan Holdings, Inc.,
	8.750%	05/01/14	(b)	160,000	160,000
Building Materials Corp.,
	7.750%	08/01/14	(b)	80,000	77,600
FastenTech, Inc.,
	11.500%	05/01/11	(b)	205,000	229,087
Hexcel Corp.,
	9.750%	01/15/09		150,000	157,875
J.B. Poindexter & Co.,
	8.750%	03/15/14	(b)	140,000	147,350
Mueller Group, Inc.,
	10.000%	05/01/12	(b)	125,000	134,062
Rexnord Corp.,
	10.125%	12/15/12		90,000	101,250
Superior Essex Communications LLC,
	9.000%	04/15/12	(b)	110,000	108,350
Tekni-Plex, Inc.,
	12.750%	06/15/10		140,000	134,400
Terex Corp.,
	10.375%	04/01/11		125,000	141,250
TriMas Corp.,
	9.875%	06/15/12		315,000	333,900
Trinity Industries, Inc.,
	6.500%	03/15/14	(b)	70,000	67,200
				Miscellaneous Manufacturing Total	1,792,324

Paper Products - 0.9%
Buckeye Technologies, Inc.,
	8.500%	10/01/13		30,000	31,650
Caraustar Industries, Inc.,
	9.875%	04/01/11		115,000	121,325
Consolidated Container Co. LLC,
	(a)	06/15/09
		(10.750% 06/15/07	)(b)	120,000	96,000
MDP Acquisitions PLC,
	9.625%	10/01/12		235,000	264,962
Newark Group, Inc.,
	9.750%	03/15/14	(b)	85,000	82,875
Norske Skog Canada Ltd.:
	7.375%	03/01/14		45,000	45,675
	8.625%	06/15/11		60,000	64,950
Portola Packaging, Inc.,
	8.250%	02/01/12		90,000	76,950
Smurfit-Stone Container Corp.,
	8.250%	10/01/12		110,000	119,900
Solo Cup Co.,
	8.500%	02/15/14		60,000	57,600
				Paper Products Total	961,887

Primary Metal - 0.9%
Bayou Steel Corp.,
	9.000%	03/31/11		125,000	116,250
Kaiser Aluminum & Chemical Corp.:
	9.875%	02/15/49	(e)	250,000	242,500
	10.875%	10/15/06	(e)	25,000	24,250

Metallurg, Inc.,
	11.000%	12/01/07		80,000	45,600
Oregon Steel Mills, Inc.,
	10.000%	07/15/09		85,000	90,525
Steel Dynamics, Inc.:
	9.500%	03/15/09		35,000	38,675
	9.500%	03/15/09		35,000	38,675
UCAR Finance, Inc.,
	10.250%	02/15/12		155,000	175,925
Wise Metals Group LLC,
	10.250%	05/15/12	(b)	135,000	136,350
				Primary Metal Total	908,750

Printing & Publishing - 1.9%
Dex Media, Inc.:
	(a)	11/15/13
		(9.000% 11/15/08	)(b)	105,000	76,912
	8.000%	11/15/13	(b)	125,000	129,375
Dex Media East LLC,
	12.125%	11/15/12		169,000	207,870
Dex Media West LLC,
	9.875%	08/15/13		117,000	134,550
Haights Cross Communications:
	(a)	08/15/11
		(12.500% 02/01/09	)(b)	135,000	78,300
	11.750%	08/15/11		130,000	142,350
Hollinger, Inc.,
	11.875%	03/01/11	(b)	85,000	97,325
PriMedia, Inc.,
	8.875%	05/15/11		195,000	190,612
Quebecor Media, Inc.,
	11.125%	07/15/11		275,000	316,250
Sheridan Group,
	10.250%	08/15/11	(b)	105,000	112,088
Von Hoffmann Corp.,
	10.250%	03/15/09		250,000	278,125
Yell Finance BV,
	10.750%	08/01/11		165,000	192,225
				Printing & Publishing Total	1,955,982

Stone, Clay, Glass & Concrete - 0.7%
Crown European Holdings SA,
	10.875%	03/01/13		135,000	157,275
Owens-Brockway Glass Container,
	8.250%	05/15/13		245,000	259,088
Owens-Illinois, Inc.:
	7.350%	05/15/08		160,000	164,400
	7.500%	05/15/10		35,000	35,613
U.S. Concrete, Inc.,
	8.125%	04/01/14		130,000	134,225
				Stone, Clay, Glass & Concrete Total	750,601
Textile Mill Products - 0.1%
Collins & Aikman Products Co.,
	9.750%	02/15/10		110,000	113,850
				Textile Mill Products Total	113,850
Tobacco Products - 0.1%
North Atlantic Trading Co., Inc.,
	9.250%	03/01/12		100,000	97,500
				Tobacco Products Total	97,500
Transportation Equipment - 0.1%
Newcor, Inc., PIK
	6.000%	01/31/13	(f)	165,817	101,148
				Transportation Equipment Total	101,148
				MANUFACTURING TOTAL	12,779,756

MINING & ENERGY - 2.7%
Oil & Gas Extraction - 2.0%
Benton Oil & Gas Co.,
	9.375%	11/01/07		140,000	142,800
Chesapeake Energy Corp.,
	7.500%	06/15/14		125,000	133,437
Compton Petroleum Corp.,
	9.900%	05/15/09		185,000	203,962
Encore Acquisition Co.,
	8.375%	06/15/12		135,000	147,150
Energy Partners Ltd.,
	8.750%	08/01/10		90,000	95,400
Ferrellgas Partners LP,
	8.750%	06/15/12		130,000	142,025
Magnum Hunter Resources, Inc.,
	9.600%	03/15/12		72,000	81,000
Gazprom,
	9.625%	03/01/13		400,000	434,000
PEMEX Finance Ltd.:
	9.150%	11/15/18		205,000	259,259
	10.610%	08/15/17		135,000	183,996
Pride International, Inc.,
	7.375%	07/15/14	(b)	75,000	79,687
Whiting Petroleum Corp.,
	7.250%	05/01/12		180,000	180,900
				Oil & Gas Extraction Total	2,083,616

Oil & Gas Field Services - 0.7%
CHC Helicopter Corp.,
	7.375%	05/01/14	(b)	120,000	121,200
J. Ray McDermott SA,
	11.000%	12/15/13	(b)	125,000	128,125
Newpark Resources, Inc.,
	8.625%	12/15/07		120,000	121,800
Petroleum Helicopters, Inc.,
	9.375%	05/01/09		225,000	237,375
Premcor Refining Group, Inc.,
	7.500%	06/15/15		105,000	111,825
				Oil & Gas Field Services Total	720,325
				MINING & ENERGY TOTAL	2,803,941

RETAIL TRADE - 0.8%
Apparel & Accessory Stores - 0.1%
Finlay Fine Jewelry Corp.,
	8.375%	06/01/12	(b)	120,000	127,800
Saks, Inc.,
	7.000%	12/01/13		39,000	38,903
				Apparel & Accessory Stores Total	166,703

Food Stores - 0.2%
Stater Brothers Holdings,
	8.125%	06/15/12	(b)	160,000	166,000
				Food Stores Total	166,000
Miscellaneous Retail - 0.5%
Asbury Automotive Group, Inc.,
	8.000%	03/15/14		130,000	125,775
Jean Coutu Group., Inc.,
	8.500%	08/01/14	(b)	95,000	95,356
Leiner Health Products, Inc.,
	11.000%	06/01/12	(b)	35,000	36,575
Rite Aid Corp.,
	9.250%	06/01/13		200,000	210,500

Steinway Musical Instruments, Inc.,
	8.750%	04/15/11		85,000	91,800
				Miscellaneous Retail Total	560,006
				RETAIL TRADE TOTAL	892,709

SERVICES - 7.5%
Amusement & Recreation - 4.1%
Ameristar Casinos, Inc.,
	10.750%	02/15/09		150,000	169,875
AMF Bowling Worldwide, Inc.,
	10.000%	03/01/10	(b)	105,000	108,938
Bombardier Recreational Products,
	8.375%	12/15/13	(b)	180,000	185,400
Boyd Gaming Corp.,
	8.750%	04/15/12		60,000	65,700
Circus-Circus & Eldorado/Silver Legacy,
	10.125%	03/01/12		85,000	88,187
Equinox Holdings, Inc.,
	9.000%	12/15/09	(b)	170,000	173,612
Hard Rock Hotel, Inc.,
	8.875%	06/01/13		150,000	159,375
Hollywood Casino Shreveport,
	13.000%	08/01/06	(g)	410,000	364,900
Inn of the Mountain Gods Resort & Casino,
	12.000%	11/15/10		140,000	158,200
K2, Inc.,
	7.375%	07/01/14	(b)	80,000	84,114
Loews Cineplex Entertainment Corp.,
	9.000%	08/01/14	(b)	195,000	197,437
Marquee Holdings, Inc.,
	(a)	08/15/14
		(12.000% 08/15/09	)(b)	405,000	236,925
MGM Mirage, Inc.,
	8.375%	02/01/11		170,000	184,025
Mohegan Tribal Gaming Authority,
	7.125%	08/15/14	(b)	30,000	30,750
NCL, Inc.,
	10.625%	07/15/14	(b)	60,000	61,500
Park Place Entertainment Corp.,
	9.375%	02/15/07		200,000	222,000
Pinnacle Entertainment, Inc.:
	8.250%	03/15/12		155,000	155,775
	8.750%	10/01/13		275,000	279,125
Premier Entertainment Biloxi LLC,
	10.750%	02/01/12	(b)	90,000	94,275
River Rock Entertainment,
	9.750%	11/01/11		150,000	159,000
Seneca Gaming Corp.,
	7.250%	05/01/12	(b)	145,000	147,900
Six Flags, Inc.,
	9.500%	02/01/09		430,000	412,800
Station Casinos, Inc.,
	6.875%	03/01/16		40,000	39,900
Town Sports International, Inc.,
	(a)	02/01/14
		(11.000% 02/01/09	)(b)	185,000	88,800
Vail Resorts, Inc.,
	6.750%	02/15/14		115,000	113,275
Warner Music Group,
	7.375%	04/15/14	(b)	160,000	159,200

Wynn Las Vegas LLC,
	12.000%	11/01/10		70,000	86,275
				Amusement & Recreation Total	4,227,263

Business Services - 0.2%
Iron Mountain, Inc.,
	7.750%	01/15/15		35,000	36,400
Language Line Holdings, Inc.,
	11.125%	06/15/12	(b)	160,000	162,000
				Business Services Total	198,400

Funeral Services - 0.2%
Service Corp. International,
	7.700%	04/15/09		180,000	191,250
				Funeral Services Total	191,250

Health Services - 1.8%
Bio-Rad Laboratories, Inc.,
	7.500%	08/15/13		150,000	159,938
Coventry Health Care, Inc.,
	8.125%	02/15/12		195,000	216,450
InSight Health Services Corp.,
	9.875%	11/01/11		200,000	202,000
MedQuest, Inc.,
	11.875%	08/15/12		200,000	226,000
MQ Associates, Inc.,
	(a)	08/15/12
		(12.250% 06/15/07	)(b)	305,000	189,100
PacifiCare Health Systems, Inc.,
	10.750%	06/01/09		55,000	63,800
Team Health, Inc.,
	9.000%	04/01/12	(b)	125,000	122,500
Tenet Healthcare Corp.:
	6.375%	12/01/11		20,000	17,900
	9.875%	07/01/14	(b)	350,000	364,875
United Surgical Partners International, Inc.,
	10.000%	12/15/11		165,000	188,100
US Oncology, Inc.,
	9.000%	08/15/12	(b)	160,000	166,800
				Health Services Total	1,917,463

Hotels, Camps & Lodging - 0.3%
Host Marriott LP,
	7.000%	08/15/12	(b)	30,000	30,825
La Quinta Properties, Inc.
	7.000%	08/15/12	(b)	40,000	41,250
Starwood Hotels & Resorts Worldwide, Inc.,
	7.875%	05/01/12		250,000	281,250
				Hotels, Camps & Lodging Total	353,325

Other Services - 0.9%
Advanstar Communications, Inc.,
	(a)	10/15/11
		(15.000% 10/15/05)		125,000	106,250
	12.000%	02/15/11		105,000	111,038
Cornell Companies, Inc.,
	10.750%	07/01/12	(b)	40,000	39,000
Corrections Corp. of America,
	9.875%	05/01/09		140,000	156,275
GEO Group, Inc.,
	8.250%	07/15/13		70,000	71,050
NationsRent, Inc.,
	9.500%	10/15/10	(b)	215,000	230,050

Securus Technologies, Inc.,
	11.000%	09/01/11	(b)(h)	150,000	147,000
Williams Scotsman, Inc.,
	9.875%	06/01/07		110,000	109,175
				Other Services Total	969,838
				SERVICES TOTAL	7,857,539

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 12.9%
Aerospace - 0.6%
Argo-Tech Corp.,
	9.250%	06/01/11	(b)	95,000	100,225
BE Aerospace, Inc.,
	8.875%	05/01/11		155,000	151,125
Sequa Corp.,
	8.875%	04/01/08		95,000	102,125
Standard Aero Holdings, Inc.,
	8.250%	09/01/14	(b)	110,000	112,750
TransDigm, Inc.,
	8.375%	07/15/11		110,000	116,050
				Aerospace Total	582,275

Air Transportation - 0.4%
Continental Airlines, Inc.,
	7.568%	12/01/06		180,000	127,800
Delta Air Lines, Inc.,
	7.900%	12/15/09		185,000	59,200
Northwest Airlines, Inc.,
	9.875%	03/15/07		205,000	154,775
United Air Lines, Inc.,
	1.535%	03/02/49	(i)	153,607	121,349
				Air Transportation Total	463,124

Broadcasting - 0.9%
Granite Broadcasting Corp.,
	9.750%	12/01/10		190,000	179,075
Sinclair Broadcast Group, Inc.,
	8.750%	12/15/11		170,000	183,600
Spanish Broadcasting System, Inc.,
	9.625%	11/01/09		200,000	211,000
TV Azteca SA de CV,
	10.500%	02/15/07		275,000	281,875
XM Satellite Radio Holdings, Inc.,
	7.194%	05/01/09	(i)	110,000	110,825
				Broadcasting Total	966,375
Cable - 2.1%
Atlantic Broadband Finance LLC,
	9.375%	01/15/14	(b)	145,000	134,850
Cablevision Systems Corp.,
	5.660%	04/01/09	(b)(i)	125,000	128,125
Charter Communications Holdings LLC:
	9.920%	04/01/04		745,000	590,412
	10.250%	09/15/10		175,000	180,687
CSC Holdings, Inc.:
	6.750%	04/15/12	(b)	70,000	69,300
	7.625%	04/01/11		10,000	10,425
DirecTV Holdings LLC,
	8.375%	03/15/13		130,000	147,875
EchoStar DBS Corp.,
	6.375%	10/01/11		190,000	190,713
Insight Communications Co., Inc.,
	(a)	02/15/11
		(12.250% 02/15/06)		180,000	159,300

Insight Midwest LP,
	9.750%	10/01/09		70,000	73,150
Northland Cable Television, Inc.,
	10.250%	11/15/07		205,000	199,875
PanAmSat Corp.,
	9.000%	08/15/14	(b)	80,000	83,200
Pegasus Satellite Communications, Inc.,
	11.250%	01/15/10	(b)(e)	180,000	118,350
Telenet Group Holdings NV,
	(a)	06/15/14
		(11.500% 12/15/08	)(b)	170,000	112,625
				Cable Total	2,198,887

Electric, Gas & Sanitary Services - 0.5%
Allied Waste North America, Inc.:
	7.875%	04/15/13		125,000	131,875
	8.500%	12/01/08		235,000	257,913
Waste Services, Inc.,
	9.500%	04/15/14	(b)	135,000	120,150
				Electric, Gas & Sanitary Services Total	509,938

Electric Services - 0.8%
Beaver Valley Funding Corp.,
	9.000% %	06/01/17		165,000	192,185
CMS Energy Corp.,
	8.900%	07/15/08		175,000	190,750
Illinois Power Co.,
	11.500%	12/15/10		50,000	59,875
Nevada Power Co.:
	9.000%	08/15/13		75,000	83,813
	10.875%	10/15/09		150,000	172,875
TNP Enterprises, Inc.,
	10.250%	04/01/10		130,000	140,400
				Electric Services Total	839,898

Independent Power Producer - 2.1%
AES Corp.:
	9.000%	05/15/15	(b)	225,000	250,313
	9.500%	06/01/09		132,000	146,190
Caithness Coso Funding Corp.,
	9.050%	12/15/09		179,018	196,920
Calpine Canada Energy Finance ULC,
	8.500%	05/01/08		90,000	57,600
Calpine Corp.,
	8.500%	07/15/10	(b)	155,000	121,675
Calpine Generating Co. LLC:
	10.250%	04/01/11	(b)(i)	180,000	154,800
	11.500%	04/01/11	(b)	160,000	140,800
Dynegy Holdings, Inc.:
	6.875%	04/01/11		130,000	118,950
	9.875%	07/15/10	(b)	70,000	78,050
Edison Mission Energy,
	9.875%	04/15/11		170,000	195,500
	13.500%	07/15/08		60,000	75,750
MSW Energy Holdings LLC:
	7.375%	09/01/10		50,000	52,000
	8.500%	09/01/10		190,000	207,100
Orion Power Holdings, Inc.,
	12.000%	05/01/10		110,000	137,500
PSE&G Energy Holdings, Inc.,
	8.625%	02/15/08		190,000	208,050
				Independent Power Producer Total	2,141,198

Marine Transportation - 0.6%
Ship Finance International Ltd.,
	8.500%	12/15/13		250,000	241,098
Stena AB:
	7.500%	11/01/13		175,000	174,125
	9.625%	12/01/12		115,000	127,708
Teekay Shipping Corp.,
	8.875%	07/15/11		40,000	44,600
				Marine Transportation Total	587,531
Pipelines - 1.1%
Coastal Corp.,
	7.750%	06/15/10		290,000	279,125
Northwest Pipelines Corp.,
	8.125%	03/01/10		55,000	61,737
Sonat, Inc.:
	6.875%	06/01/05		100,000	101,000
	7.625%	07/15/11		335,000	321,600
Southern Natural Gas Co.,
	8.875%	03/15/10		95,000	106,875
Williams Companies, Inc.,
	8.125%	03/15/12		265,000	304,750
				Pipelines Total	1,175,087

Radiotelephone Communications - 2.3%
ACC Escrow Corp.,
	10.000%	08/01/11		105,000	86,100
American Towers, Inc.,
	7.250%	12/01/11		90,000	92,700
Dobson Communications Corp.,
	8.875%	10/01/13		190,000	131,100
Horizon PCS, Inc.,
	13.750%	06/15/11	(e)	195,000	72,150
iPCS Escrow Co.,
	11.500%	05/01/12	(b)	70,000	73,500
Nextel Communications, Inc.,
	7.375%	08/01/15		330,000	344,850
Nextel Partners, Inc.,
	8.125%	07/01/11		325,000	339,625
Rogers Cantel, Inc.,
	9.750%	06/01/16		245,000	280,525
Rural Cellular Corp.,
	8.250%	03/15/12	(b)	90,000	91,350
SBA Communications Corp.,
	(a)	12/15/11
		(9.750% 12/15/07)		100,000	78,000
	10.250%	02/01/09		235,000	247,925
SpectraSite, Inc.,
	8.250%	05/15/10		90,000	94,163
Ubiquitel, Inc.,
	9.875%	03/01/11		105,000	106,838
US Unwired, Inc.,
	10.000%	06/15/12		190,000	194,750
Western Wireless Corp.,
	9.250%	07/15/13		185,000	191,475
				Radiotelephone Communications Total	2,425,051

Railroad - 0.2%
TFM SA de CV,
	12.500%	06/15/12			155,000	170,887
					Railroad Total	170,887

Telecommunications - 1.4%
Axtel SA de CV,
	11.000%	12/15/13			180,000	182,700
Carrier1 International SA,
	13.250%	02/15/09	(e)		450,000	40,500
Cincinnati Bell, Inc.,
	8.375%	01/15/14			135,000	119,475
FairPoint Communications, Inc.,
	11.875%	03/01/10			120,000	137,400
Qwest Capital Funding, Inc.:
	7.250%	02/15/11			370,000	316,350
	7.750%	02/15/31			175,000	129,062
Qwest Corp.,
	13.500%	12/15/10	(b)		315,000	363,038
Time Warner Telecom, Inc.:
	9.750%	07/15/08			205,000	197,825
	10.125%	02/01/11			30,000	28,350
					Telecommunications Total	1,514,700

Transportation Services - 0.2%
Allied Holdings, Inc.,
	8.625%	10/01/07			105,000	84,000
QDI LLC,
	9.000%	11/15/10	(b)		160,000	148,000
					Transportation Services Total	232,000
					TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL	13,806,951

Total Corporate Fixed-Income Bonds & Notes
(cost of $40,143,242)						41,882,299

Foreign Government Obligations - 31.2%
German Republic:
	4.250%	07/04/14		EUR	970,000	1,202,994
	6.000%	07/04/07			800,000	1,062,006
Government of Canada:
	6.000%	06/01/11		CAD	505,000	422,253
	10.000%	06/01/08			1,800,000	1,672,894
Government of New Zealand:
	6.000%	11/15/11		NZD	1,940,000	1,258,384
	6.500%	04/15/13			1,885,000	1,260,563
Government of Poland,
	8.500%	05/12/07		PLN	2,225,000	619,532
Hellenic Republic of Greece,
	5.350%	05/18/11		EUR	750,000	997,999
Kingdom of Norway,
	5.500%	05/15/09		NOK	3,360,000	530,830
Kingdom of Spain,
	5.500%	07/30/17		EUR	820,000	1,118,552
Kingdom of Sweden:
	5.000%	01/28/09		SEK	13,595,000	1,907,424
	6.750%	05/05/14			6,210,000	980,143
Republic of Brazil:
	7.336%	06/29/09		USD	625,000	624,856
	11.000%	08/17/40			397,000	424,988
	11.500%	04/02/09		EUR	325,000	447,043
	14.500%	10/15/09		USD	810,000	1,020,600

Republic of Bulgaria:
	2.750%	07/28/11			637,000	635,408
	8.250%	01/15/15			325,000	398,613
Republic of Colombia:
	10.000%	01/23/12			520,000	579,800
	10.750%	01/15/13			170,000	195,500
	11.500%	05/31/11		EUR	225,000	326,213
	11.750%	02/25/20		USD	370,000	449,550
Republic of Hungary,
	6.250%	06/12/07		HUF	60,000,000	265,126
Republic of Italy,
	5.000%	02/01/12		EUR	1,890,000	2,468,402
Republic of Panama:
	8.125%	04/28/34		USD	260,000	251,875
	8.875%	09/30/27			250,000	257,500
Republic of Peru,
	9.875%	02/06/15			450,000	506,250
Republic of Philippines,
	8.250%	01/15/14			255,000	249,645
Republic of South Africa:
	5.250%	05/16/13		EUR	855,000	1,045,335
	13.000%	08/31/10		ZAR	1,823,000	324,394
Republic of Venezuela,
	9.250%	09/15/27		USD	577,000	538,629
Russian Federation:
	5.000%	03/31/30			525,000	503,212
	11.000%	07/24/18			500,000	654,350
	12.750%	06/24/28			595,000	902,913
United Kingdom:
	5.000%	03/07/12		GBP	215,000	389,903
	7.500%	12/07/06			655,000	1,249,770
	9.000%	07/12/11			415,000	924,860
United Mexican States:
	7.500%	03/08/10		EUR	385,000	534,734
	7.500%	04/08/33		USD	780,000	822,900
	11.375%	09/15/16			625,000	918,125
Western Australia Treasury Corp.:
	8.750%	08/15/08		AUD	985,000	778,011
	7.000%	04/15/11			1,170,000	882,554

Total Foreign Government Obligations
(cost of $30,715,091)						32,604,633

U.S. Government Agencies & Obligations - 24.4%
U.S. GOVERNMENT AGENCIES - 3.1%
Federal Home Loan Mortgage Corp.,
	5.000%	08/25/10		USD	900,000	917,294
Federal National Mortgage Association,
To Be Announced,
	6.500%	06/14/34	(h)		1,895,000	1,989,159

Government National Mortgage Association:
	9.000%	04/15/16 - 12/15/16			185,243	207,471
	10.500%	07/15/19 - 07/15/20			25,839	29,396
	11.000%	01/15/18 - 05/15/19			135,063	154,358
					U.S. Government Agencies Total	3,297,678

U.S. GOVERNMENT OBLIGATIONS - 21.3%
U.S. Treasury Bonds and Notes:
	4.875%	02/15/12			1,245,000	1,327,093

	7.000%	07/15/06		1,700,000	1,843,902
	7.500%	11/15/24		865,000	1,148,153
	8.875%	02/15/19		672,000	969,203
	10.375%	11/15/12		1,520,000	1,865,504
	10.625%	08/15/15		2,780,000	4,319,750
	11.625%	11/15/04		1,750,000	1,785,616
	12.500%	08/15/14		6,354,000	8,987,434
				U.S. Government Obligations Total	22,246,655

Total U.S. Government Agencies & Obligations
(cost of $26,289,000)					25,544,333

Convertible Bonds - 0.6%
MANUFACTURING -0.5%
Electronic & Electrical Equipment - 0.5%
Amkor Technologies, Inc.,
	5.750%	06/01/06		145,000	133,307
Nortel Networks Corp.,
	4.250%	09/01/08		430,000	416,515
				Electronic & Electrical Equipment Total	549,822
				MANUFACTURING TOTAL	549,822

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.1%
Independent Power Producer - 0.1%
Mirant Corp.,
	2.500%	06/15/21	(e)	125,000	77,444
				Independent Power Producer Total	77,444
				TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL	77,444
Total Convertible Bonds
(cost of $607,475)					627,266

	Shares
Common Stocks - 0.2% (j)
MANUFACTURING - 0.2%
Primary Metal - 0.2%
Bayou Steel Corp.,	7,737	193,038
	Primary Metal Total	193,038
	MANUFACTURING TOTAL	193,038

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.0%
Pollution Control - 0.0%
Fairlane Management Corp. (f)(k)	1,800	—
	Pollution Control Total	—
	TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL	—
Total Common Stocks
(cost of $269,253)		193,038

			Units
Warrants - 0.0% (j)
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.0%
Cable - 0.0%
Cable Satisfaction International, Inc.,
Expires 03/01/05	(b)(f)(k	)	355	—
Ono Finance PLC,
Expires 03/16/11	(b)(f)(k	)	160	—
			Cable Total	—

Independent Power Producer - 0.0%
UbiquiTel, Inc.,
Expires 04/15/10	(b)(f)(k	)		150	—
				Independent Power Producer Total	—

Radiotelephone Communications - 0.0%
Horizon PCS, Inc.,
Expires 10/01/10	(b)(e)(f)(k	)		220	—
				Radiotelephone Communications Total	—

Telecommunications - 0.0%
AT&T Canada, Inc.,
Expires 08/15/07	(b)(f)(k	)		250	—
Carrier1 International SA,
Expires 02/19/09	(b)(e)(f)(k	)		209	—
Jazztel PLC,
Expires 07/15/10	(b)(f)(k	)	EUR	40	—
				Telecommunications Total	—

Transportation Services - 0.0%
QDI, Inc.,
Expires 01/15/07	(b)(f	)		510	607
				Transportation Services Total	607

				TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL	607
Total Warrants
(cost of $20,774)					607

		Par
Short-Term Obligation - 4.6%
Repurchase agreement with State Street Bank &
Trust Co., dated 08/31/04, due 09/01/04 at
1.490%, collateralized by U.S. Treasury Bonds
maturing 07/15/06, market value of $4,872,550
(repurchase proceeds $4,774,198)
(Cost of $4,774,000)	USD	4,774,000	4,774,000

Total Investments - 101.1%
(cost of $102,818,835) (k)			105,626,176

Other Assets & Liabilities, Net - (1.1)%			(1,153,065)

Net Assets - 100.0%			104,473,111

Notes to Investment Portfolio:

(a)          Step bond. This security is currently accruing at zero. Shown parenthetically is the interest rate to be paid and the date the Trust will begin accruing this rate.

(b)         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, these securities amounted to $9,655,963, which represents 9.2% of net assets.

(c)          Zero coupon bond.

(d)         The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants, however, under the issuer’s plan of reorganization, the issuer has guaranteed all interest due and therefore income is still being accrued. As of August 31, 2004, the value of this security represents 0.1% of net assets.

(e)          The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of August 31, 2004, the value of these securities amounted to $575,194, which represents 0.6% of net assets.

(f)            Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)         The issuer is in default of certain debt covenants. Income is not being fully accrued. As of August 31, 2004, these securities amounted to $364,900, which represents 0.3% of net assets.

(h)         Security purchased on a delayed delivery basis.

(i)             Variable rate security. The interest rate shown reflects the rate as of August 31, 2004.

(j)             Non-income producing security.

(k)          Security has no value.

(l)             Issued as part of bankruptcy reorganization.

(k) Cost for federal income tax purposes is $104,162,280.

As of August 31, 2004, the Trust had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$1,257,660	$1,242,392	09/20/04	$15,268
EUR	291,264	292,297	09/28/04	(1,033)
EUR	546,300	548,057	09/28/04	(1,757)
EUR	1,070,748	1,074,191	09/28/04	(3,443)
EUR	281,555	282,554	09/28/04	(999)
EUR	208,636	209,480	09/28/04	(844)
GBP	484,015	476,747	09/28/04	7,268
				$14,460

The Trust was invested in the following countries at August 31, 2004:

Country	Value	% of Total Investments
United States	$67,715,338	64.1
Canada	3,776,975	3.6
United Kingdom	3,406,551	3.2
Sweden	3,189,400	3.0
Germany	3,023,855	2.9
Mexico	2,999,593	2.8
New Zealand	2,518,947	2.4
Brazil	2,517,487	2.4
Italy	2,468,401	2.3
Russia Federation	2,060,475	1.9
Australia	1,660,565	1.6
Colombia	1,551,063	1.5
South Africa	1,369,729	1.3
Spain	1,118,552	1.1
Bulgaria	1,034,021	1.0
Greece	997,999	0.9
Panama	637,500	0.6
Poland	619,532	0.6
Venezuela	538,630	0.5
Norway	530,830	0.5
Peru	506,250	0.5
Hungary	265,126	0.3
Ireland	264,962	0.3
Philippines	249,645	0.2
Netherlands	192,225	0.2
France	157,275	0.1
Luxembourg	142,625	0.1
Belgium	112,625	0.1
	$105,626,176	100.0

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	Great Britain Pound
HUF	Hungarian Forint
NOK	Norwegian Kroner
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Kroner
USD	United States Dollar
ZAR	South African Rand

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Intermarket Income Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 28, 2004